Financial Instruments at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2021
Financial Assets At Fair Value Through Profit Or Loss [Abstract]
Summary of Financial Instruments at Fair Value Through Profit or Loss

	December 31,	December 31,
	2020	2021
Financial assets at fair value through profit or loss (FVTPL) - current
Derivative financial assets - pre-redemption right (a)	$137,926	$-

Financial liabilities at fair value through profit or loss (FVTPL) - current
Derivative financial liabilities - conversion right (b)	$267,000	$-
Derivative financial liabilities – K2HV warrants (c)	-	223,352

a.

On October 25, 2019, the Company entered into a loan facility agreement with warrants and was entitled to repay at any time prior to expiry of the term, as detailed in Note 13 – “October/November 2019 Loan Facility”. On March 22, 2021, the Company exercised the early pre-redemption right and repaid the October/November 2019 Loan Facility in full including accrued interest and derecognised the derivative financial instruments.

b.

On September 30, 2019, the Company entered into a convertible loan facility, as detailed in Note 13 – “Convertible Loan Facility”. On March 29, 2021, the Company exercised the early pre-redemption right and repaid the Convertible Loan Facility in full, including accrued interest and derecognised the derivative financial instruments.

c.

On July 12, 2021, the Company entered into a secured loan facility provided by K2 HealthVentures LLC (K2HV) with warrants, as detailed in Note 13 – “Loan and Security Agreement with K2 HealthVentures LLC”.